AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 19, 2014

                                                              File No. 033-50718
                                                              File No. 811-07102

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 184                     /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 186                            /X/

                       THE ADVISORS' INNER CIRCLE FUND II
                       ----------------------------------
               (Exact Name of Registrant as Specified in Charter)

                               101 FEDERAL STREET
                          BOSTON, MASSACHUSETTS 02110
                          ---------------------------
               (Address of Principal Executive Offices, Zip Code)

                                 1-800-932-7781
                                 --------------
               Registrant's Telephone Number, including Area Code

                                Michael Beattie
                              c/o SEI Investments
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                            ------------------------
                    (Name and Address of Agent for Service)

                                   Copies to:

Sean Graber, Esquire                               Dianne M. Descoteaux, Esquire
Morgan, Lewis & Bockius LLP                        c/o SEI Investments
1701 Market Street                                 One Freedom Valley Drive
Philadelphia, Pennsylvania 19103                   Oaks, Pennsylvania 19456

    It is proposed that this filing become effective (check appropriate box)

--------------------------------------------------------------------------------
          /X/    Immediately upon filing pursuant to paragraph (b)
          / /    On [date] pursuant to paragraph (b)
          / /    60 days after filing pursuant to paragraph (a)(1)
          / /    75 days after filing pursuant to paragraph (a)(2)
          / /    On [date] pursuant to paragraph (a) of Rule 485
--------------------------------------------------------------------------------

                                EXPLANATORY NOTE

     This Post-Effective Amendment No. 184 relates solely to the Champlain All Cap Fund, Champlain Mid Cap Fund, Champlain Small Company Fund, Frost Growth Equity Fund, Frost Value Equity Fund, Frost Aggressive Allocation Fund, Frost Moderate Allocation Fund, Frost Conservative Allocation Fund, Frost Kempner Multi-Cap Deep Value Equity Fund, Frost Small Cap Equity Fund, Frost International Equity Fund, Frost Low Duration Bond Fund, Frost Total Return Bond Fund, Frost Municipal Bond Fund, Frost Kempner Treasury and Income Fund, Frost Mid Cap Equity Fund, Frost Natural Resources Fund, Frost Credit Fund, Frost Cinque Large Cap Buy-Write Equity Fund, GRT Absolute Return Fund, GRT Value Fund, Clear River Fund, Reaves Utilities and Energy Infrastructure Fund and LM Capital Opportunistic Bond Fund.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 184 to Registration Statement No. 033-50718 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 19th day of December, 2014.


                                   THE ADVISORS' INNER CIRCLE FUND II

                                   By:                *
                                       -------------------------------
                                       Michael Beattie, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

     *                        Trustee                      December 19, 2014
-------------------------
John K. Darr

     *                        Trustee                      December 19, 2014
-------------------------
William M. Doran

     *                        Trustee                      December 19, 2014
-------------------------
Joseph T. Grause, Jr.

     *                        Trustee                      December 19, 2014
-------------------------
Mitchell A. Johnson

     *                        Trustee                      December 19, 2014
-------------------------
Betty L. Krikorian

     *                        Trustee                      December 19, 2014
-------------------------
Robert A. Nesher

     *                        Trustee                      December 19, 2014
-------------------------
Bruce Speca

     *                        Trustee                      December 19, 2014
-------------------------
George J. Sullivan, Jr.

     *                        President                    December 19, 2014
-------------------------
Michael Beattie

     *                        Treasurer, Controller &      December 19, 2014
-------------------------     Chief Financial Officer
Rami Abdel-Rahman


*By: /s/ Dianne M. Descoteaux
     ------------------------
     Dianne M. Descoteaux
     Attorney-in-Fact

                                 EXHIBIT INDEX


EXHIBIT NUMBER      DESCRIPTION

EX-101.INS          XBRL Instance Document
EX-101.SCH          XBRL Taxonomy Extension Schema Document
EX-101.CAL          XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF          XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB          XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE          XBRL Taxonomy Extension Presentation Linkbase